Revenue recognition (Tables)	6 Months Ended
Jul. 03, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The following table presents our net sales by segment disaggregated by geographic markets and major products (Vertical) as follows:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Primary geographic markets:
U.S.	$98,682	$53,166	$173,220	$125,136
International	11,134	4,851	18,374	11,526

Total net sales	$109,816	$58,017	$191,594	$136,662

Vertical:
Pain Treatments and Joint Preservation	$56,704	$28,868	$98,234	$70,151
Restorative Therapies	32,511	17,968	54,332	41,433
Bone Graft Substitutes	20,601	11,181	39,028	25,078

Total net sales	$109,816	$58,017	$191,594	$136,662